Derivatives - Nominal amounts and fair values of trading and hedging derivatives (Tables)	12 Months Ended
Dec. 31, 2017
Financial liabilities held for trading
Financial instruments
Schedule of breakdown of the fair value and nominal amount of trading derivatives

	12/31/2016		12/31/2017
Trading	Nominal	Fair Value	Nominal	Fair Value

Futures:
Foreign Currency Futures	1,031	—	—	—
Interest Rate Futures	47,560	28	3,500	—
Market Index Futures	85	—	190	—

Forwards:
Foreign Currency Forwards	131,512	6,083	113,417	5,022
Foreign Exchange Spot	67,484	107	35,776	71
Interest Rate Forwards	—	—	—	—
Market Index Forwards	107	4	7,742	90

Options:
Foreign Currency Options	16,782	574	123,537	2,655
Interest Rate Options	140,299	1,904	117,167	1,197
Market Index Options	16,609	504	3,297	323
Equity Options	72	2	93	3

Swaps:
IRS	1,866,944	63,787	2,682,892	59,830
Equity Swap	—	—	—	26
CCS	403,720	132,697	431,644	102,065
Total Trading	2,692,205	205,690	3,519,255	171,282

Hedging derivatives
Financial instruments
Schedule of breakdown of the fair value and nominal amount of trading derivatives

	12/31/2016		12/31/2017
Hedging	Nominal	Fair Value	Nominal	Fair Value

Cash flow hedge:
IRS	1,050	20	700	—
CCS	13,680	4,222	10,717	3,799
Foreign Currency Forwards	24,433	6,318	31,762	720

Fair value hedge:
IRS	1,124	97	1	—
CCS	15,836	3,630	24,680	6,572
Total Hedging	56,123	14,287	67,860	11,091
Total Derivatives Liabilities	2,748,328	219,977	3,587,115	182,373

Financial assets held for trading
Financial instruments
Schedule of breakdown of the fair value and nominal amount of trading derivatives

	12/31/2016		12/31/2017
Trading	Nominal	Fair Value	Nominal	Fair Value

Futures:
Foreign Currency Futures	577	50	6,263	—
Interest Rate Futures	5,664	6	1,505	—
Market Index Futures	481	10	—	—

Forwards:
Foreign Currency Forwards	129,707	6,636	117,917	5,188
Foreign Exchange Spot	30,210	47	54,653	112
Equity Forwards	601	3	7,744	93

Options:
Foreign Currency Options	15,824	383	104,023	2,072
Interest Rate Options	142,801	1,698	125,931	1,339
Market Index Options	10,791	874	7,644	579
Equity Options	44	1	93	3

Swaps:
IRS	1,895,718	62,885	2,663,538	57,556
Equity Swap	—	—	1,674	267
CCS	541,363	127,314	464,667	98,052
Total Trading	2,773,781	199,907	3,555,652	165,261

Hedging derivatives
Financial instruments
Schedule of breakdown of the fair value and nominal amount of trading derivatives

	12/31/2016		12/31/2017
Hedging	Nominal	Fair Value	Nominal	Fair Value

Cash flow hedge:
IRS	1,000	2	4,000	91
CCS	32,733	14,908	31,215	12,577
Foreign Currency Forwards	—	—	22,061	2,389

Fair value hedge:
IRS	3,357	66	2,138	59
CCS	658	27	—	—
Total Hedging	37,748	15,003	59,414	15,116
Total Derivatives Assets	2,811,529	214,910	3,615,066	180,377

Financial instruments in connection with derivative transactions in organized markets
Financial instruments
Schedule of collateral provided/delivered

		12/31/2016	12/31/2017

Collateral provided:
Of which:
Mercado Mexicano de Derivados, S.A. de C.V. (MexDer)	Cash	2,771	2,216
Chicago Mercantile Exchange	Cash	334	350
Foreign financial institutions	Cash	77	—

		3,182	2,566

Financial instrument in connection with OTC derivative transactions
Financial instruments
Schedule of collateral provided/delivered

		12/31/2016	12/31/2017

Loans and receivables – Loans and advances to credit institutions:
Of which (Note 8):
Mexican financial institutions	Cash	19,391	15,916
Foreign financial institutions	Cash	32,023	18,626
		51,414	34,542
Financial assets held for trading – Debt instruments:
Of which (Note 9):
Mexican financial institutions	Bonds	2,670	2,822
Foreign financial institutions	Bonds	—	142
		2,670	2,964

Schedule of collateral received

		12/31/2016	12/31/2017

Deposits from credit institutions and Customer deposits:
Of which (Notes 19 and 20):
Mexican financial institutions	Cash	10,106	8,425
Foreign financial institutions	Cash	37,592	36,350
Other	Cash	123	249
		47,821	45,024

		12/31/2016	12/31/2017

Memorandum accounts:
Of which (Note 31):
Mexican financial institutions	Bonds	5,215	3,783
		5,215	3,783